NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (Annual Report [Member], USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Cash and cash equivalents	$ 97	$ 91
Building [Member]
Useful Life, Tangible Fixed Assets, Maximum		50 years
Useful Life, Tangible Fixed Assets, Minimum		33 years
Permanent Installations [Member]
Useful Life, Tangible Fixed Assets, Maximum		25 years
Useful Life, Tangible Fixed Assets, Minimum		3 years
Machinery and Equipment [Member]
Useful Life, Tangible Fixed Assets, Maximum		14 years
Useful Life, Tangible Fixed Assets, Minimum		3 years
Furniture, Fixtures, Equipment & Vehicles [Member]
Useful Life, Tangible Fixed Assets, Maximum		10 years
Useful Life, Tangible Fixed Assets, Minimum		5 years
Chief Executive Officer [Member]
Share Based Compensation	10,000,000	11,000,000
Related Organization [Member]
Share Based Compensation	2,000,000	3,000,000
Non Employee, Consultant [Member]
Share Based Compensation		5,000,000